Right-of-Use-Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Presentation of leases for lessee [abstract]
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16	¥ 939
Expense relating to leases of low-value assets, excluding short-term leases of low value assets	45
Variable lease payments not included in the measurement of lease liabilities	4,640
Total cash outflow for leases	18,240
Additions to right-of-use assets	¥ 9,172